SCHEDULE OF CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Cash and cash equivalents	$ 405,575	$ 407,182
Restricted cash	5,316	5,824
Total cash, cash equivalents and restricted cash	$ 410,891	$ 413,006	$ 102,913	$ 176,600